Goodwill and intangible assets - The sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Personal Banking UK And Card And Payments
Disclosure of information for cash-generating units [line items]
Carrying value	£ 14,311
Value in use	20,576
Value in use exceeding carrying value	6,265
Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying value	8,771
Value in use	13,438
Value in use exceeding carrying value	£ 4,667	£ 1,489
Discount rate	16.50%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (944)
100 bps decrease in terminal growth rate	(596)
50 bps increase to allocated capital rate	(279)
10% reduction in forecasted cash flows	(1,493)
Cards and Payments
Disclosure of information for cash-generating units [line items]
Carrying value	5,540
Value in use	7,138
Value in use exceeding carrying value	£ 1,598	£ 1,025
Discount rate	15.90%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (724)
100 bps decrease in terminal growth rate	(515)
50 bps increase to allocated capital rate	(287)
10% reduction in forecasted cash flows	£ (1,005)
Discount rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.069
Discount rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.025
Terminal growth rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.148)
Terminal growth rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.037)
Allocated capital rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.084
Allocated capital rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.028
Cash flows | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.313)
Cash flows | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.159)